Report of the directors financial review risk report - Scenario weightings (Details) - market	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026	Dec. 31, 2025
Disclosure of financial assets [line items]
Markets with lower uncertainty		4
MEC Scenario
Disclosure of financial assets [line items]
Probability	30.00%
Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Probability	5.00%	10.00%	10.00%
Consensus Upside scenario allowance for ECL | UK
Disclosure of financial assets [line items]
Probability		5.00%	10.00%
Consensus Upside scenario allowance for ECL | US
Disclosure of financial assets [line items]
Probability		5.00%	10.00%
Consensus Upside scenario allowance for ECL | Hong Kong
Disclosure of financial assets [line items]
Probability		5.00%	10.00%
Consensus Upside scenario allowance for ECL | Chinese mainland
Disclosure of financial assets [line items]
Probability		5.00%	10.00%
Consensus Upside scenario allowance for ECL | France
Disclosure of financial assets [line items]
Probability		5.00%	10.00%
Consensus Upside scenario allowance for ECL | UAE
Disclosure of financial assets [line items]
Probability		5.00%	10.00%
Consensus Upside scenario allowance for ECL | Mexico
Disclosure of financial assets [line items]
Probability		5.00%	10.00%
Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Probability	50.00%	75.00%	75.00%
Consensus Central scenario allowance for ECL | UK
Disclosure of financial assets [line items]
Probability		75.00%	75.00%
Consensus Central scenario allowance for ECL | US
Disclosure of financial assets [line items]
Probability		75.00%	75.00%
Consensus Central scenario allowance for ECL | Hong Kong
Disclosure of financial assets [line items]
Probability		75.00%	75.00%
Consensus Central scenario allowance for ECL | Chinese mainland
Disclosure of financial assets [line items]
Probability		75.00%	75.00%
Consensus Central scenario allowance for ECL | France
Disclosure of financial assets [line items]
Probability		75.00%	75.00%
Consensus Central scenario allowance for ECL | UAE
Disclosure of financial assets [line items]
Probability		65.00%	75.00%
Consensus Central scenario allowance for ECL | Mexico
Disclosure of financial assets [line items]
Probability		75.00%	75.00%
Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Probability		10.00%	10.00%
Consensus Downside scenario allowance for ECL | UK
Disclosure of financial assets [line items]
Probability		15.00%	10.00%
Consensus Downside scenario allowance for ECL | US
Disclosure of financial assets [line items]
Probability		15.00%	10.00%
Consensus Downside scenario allowance for ECL | Hong Kong
Disclosure of financial assets [line items]
Probability		15.00%	10.00%
Consensus Downside scenario allowance for ECL | Chinese mainland
Disclosure of financial assets [line items]
Probability		15.00%	10.00%
Consensus Downside scenario allowance for ECL | France
Disclosure of financial assets [line items]
Probability		15.00%	10.00%
Consensus Downside scenario allowance for ECL | UAE
Disclosure of financial assets [line items]
Probability		25.00%	10.00%
Consensus Downside scenario allowance for ECL | Mexico
Disclosure of financial assets [line items]
Probability		15.00%	10.00%
Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Probability		5.00%	5.00%
Downside 2 scenario allowance for ECL | UK
Disclosure of financial assets [line items]
Probability		5.00%	5.00%
Downside 2 scenario allowance for ECL | US
Disclosure of financial assets [line items]
Probability		5.00%	5.00%
Downside 2 scenario allowance for ECL | Hong Kong
Disclosure of financial assets [line items]
Probability		5.00%	5.00%
Downside 2 scenario allowance for ECL | Chinese mainland
Disclosure of financial assets [line items]
Probability		5.00%	5.00%
Downside 2 scenario allowance for ECL | France
Disclosure of financial assets [line items]
Probability		5.00%	5.00%
Downside 2 scenario allowance for ECL | UAE
Disclosure of financial assets [line items]
Probability		5.00%	5.00%
Downside 2 scenario allowance for ECL | Mexico
Disclosure of financial assets [line items]
Probability		5.00%	5.00%